Intangible Assets and Work-in-Progress (Details) - Schedule of intangible assets - TINGO, INC. [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cost
Balance as at 1 January, 2021	$ 5,697,995	$ 6,193,507	$ 6,535,305
Additions
Forex translation difference		(495,912)	(341,798)
Balance as at 31 December, 2021		5,697,995	6,193,507
Amortization
Balance as at 1 January, 2021	4,026,671	3,138,446	2,004,585
Charge for the year	$ 283,941	1,187,042	1,241,356
Forex translation difference		(298,817)	(107,495)
Balance as at 31 December, 2021		4,026,671	3,138,446
Carrying Amount		$ 1,670,924	$ 3,055,061